Fair Value of Financial Instruments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Parent USD ($) MWh	Dec. 31, 2011 Parent CAD	Dec. 31, 2012 Red Lily CAD	Dec. 31, 2011 Red Lily CAD	Dec. 31, 2012 Algonquin Power Co CAD	Dec. 31, 2012 Algonquin Power Co 4.82% Senior Unsecured Notes CAD	Dec. 31, 2012 Interest rate swaps not designated as a hedge CAD	Dec. 31, 2011 Interest rate swaps not designated as a hedge CAD	Dec. 31, 2012 Utility Services USD ($)
Derivative [Line Items]
Estimated discount rate used to measure fair value of conversion option					8.50%	8.50%
Derivative assets, fair value
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months	3,852
Debt instrument, face value								150,000
Other comprehensive income, foreign currency gain	(7,829)	4,272					1,669
Notional quantity			91,216
Average rate on contract term			52.89
Forward energy hedge contracts, net liability			286	1,169
Major customer revenue percentage	80.00%
Revenue collection period	45 days
Accounts receivable balances											35,688
Cash on hand	53,122
Available for drawn on senior debt facilities	224,310
Other comprehensive income, foreign currency translation gain	452
Fixed interest rate									4.47%
National amount									64,276
Interest rate swap, expiration date									2015-09
Estimated fair value									4,778	6,975